Investment securities (Details 2) (CHF) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale securities
Amortized cost	2,702	2,892
Gross unrealized gains, Securities	90	99
Gross unrealized losses, Securities	1	4
Fair value	2,791	2,987
Debt securities
Available-for-sale securities
Amortized cost, Debt Securities	2,619	2,809
Gross unrealized gains, Debt securities	65	81
Gross unrealized losses, Debt securities	1	4
Fair value, Debt securities	2,683	2,886
Debt securities issued by the Swiss federal, cantonal or local government entities
Available-for-sale securities
Amortized cost, Debt Securities	286	389
Gross unrealized gains, Debt securities	18	15
Gross unrealized losses, Debt securities	0	2
Fair value, Debt securities	304	402
Debt securities issued by foreign governments
Available-for-sale securities
Amortized cost, Debt Securities	2,020	1,350
Gross unrealized gains, Debt securities	47	39
Gross unrealized losses, Debt securities	1	1
Fair value, Debt securities	2,066	1,388
Corporate debt securities
Available-for-sale securities
Amortized cost, Debt Securities	313	590
Gross unrealized gains, Debt securities	0	16
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	313	606
Collateralized debt obligations
Available-for-sale securities
Amortized cost, Debt Securities	0	480
Gross unrealized gains, Debt securities	0	11
Gross unrealized losses, Debt securities	0	1
Fair value, Debt securities	0	490
Equity securities
Available-for-sale securities
Amortized cost, Equity securities	83	83
Gross unrealized gains, Equity securities	25	18
Gross unrealized losses, Equity securities	0	0
Fair value, Equity securities	108	101
Banks, trust and insurance companies
Available-for-sale securities
Amortized cost, Equity securities	73	74
Gross unrealized gains, Equity securities	25	18
Gross unrealized losses, Equity securities	0	0
Fair value, Equity securities	98	92
Industry and all other
Available-for-sale securities
Amortized cost, Equity securities	10	9
Gross unrealized gains, Equity securities	0	0
Gross unrealized losses, Equity securities	0	0
Fair value, Equity securities	10	9
Bank
Available-for-sale securities
Amortized cost	2,311	1,581
Gross unrealized gains, Securities	68	47
Gross unrealized losses, Securities	0	1
Fair value	2,379	1,627
Bank | Debt securities
Available-for-sale securities
Amortized cost, Debt Securities	2,228	1,498
Gross unrealized gains, Debt securities	43	29
Gross unrealized losses, Debt securities	0	1
Fair value, Debt securities	2,271	1,526
Bank | Debt securities issued by foreign governments
Available-for-sale securities
Amortized cost	1,919	1,136
Gross unrealized gains, Debt securities	43	29
Gross unrealized losses, Debt securities	0	1
Fair value	1,962	1,164
Bank | Corporate debt securities
Available-for-sale securities
Amortized cost	309	262
Gross unrealized gains, Debt securities	0	0
Gross unrealized losses, Debt securities	0	0
Fair value	309	262
Bank | Collateralized debt obligations
Available-for-sale securities
Amortized cost	0	100
Gross unrealized gains, Debt securities	0	0
Gross unrealized losses, Debt securities	0	0
Fair value	0	100
Bank | Equity securities
Available-for-sale securities
Amortized cost	83	83
Gross unrealized gains, Equity securities	25	18
Gross unrealized losses, Equity securities	0	0
Fair value	108	101
Bank | Banks, trust and insurance companies
Available-for-sale securities
Amortized cost	72	74
Gross unrealized gains, Equity securities	25	18
Gross unrealized losses, Equity securities	0	0
Fair value	97	92
Bank | Industry and all other
Available-for-sale securities
Amortized cost	11	9
Gross unrealized gains, Equity securities	0	0
Gross unrealized losses, Equity securities	0	0
Fair value	11	9